Intangible Assets, Net (Finite-lived Intangible Assets by Major Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 315,767	$ 315,349
Accumulated Amortization	(219,849)	(231,779)
Impairment	(91,076)	(73,648)
Net Carrying Amount	4,842	9,922
Purchased Video content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	212,999	217,610
Accumulated Amortization	(161,160)	(179,167)
Impairment	(50,088)	(35,940)
Net Carrying Amount	1,751	2,503
Operating rights for licensed games [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	51,856	47,227
Accumulated Amortization	(35,017)	(27,992)
Impairment	(14,026)	(12,365)
Net Carrying Amount	2,813	6,870
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,536	26,301
Accumulated Amortization	(10,243)	(9,896)
Impairment	(17,219)	(16,176)
Net Carrying Amount	74	229
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,749	13,273
Accumulated Amortization	(11,545)	(12,953)
Impairment	0	0
Net Carrying Amount	204	320
Developed technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,699	8,200
Accumulated Amortization	(918)	(868)
Impairment	(7,781)	(7,332)
Net Carrying Amount	0	0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,928	2,738
Accumulated Amortization	(966)	(903)
Impairment	(1,962)	(1,835)
Net Carrying Amount	$ 0	$ 0